Investments in Equity and Debt Securities (Details) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2002	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) director	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt and Equity Securities, FV-NI [Line Items]
Equity investments in non-consolidated affiliates			$ 64	$ 62
Carrying amount of investments		$ 42	$ 42	39
Unrealized gain				11	$ 11
Initial duration	10 years
Total number of directors | director			7
Number of directors appointed by UL Solutions | director			4
Number of directors appointed by CCIC | director			3
Assets		2,742	$ 2,736	2,720
Liabilities		$ 1,956	2,058	1,643
Non-controlling Interests
Debt and Equity Securities, FV-NI [Line Items]
Equity investments in non-consolidated affiliates			22	23
Non-controlling Interests | DQS Holding GmbH
Debt and Equity Securities, FV-NI [Line Items]
Equity investments in non-consolidated affiliates			$ 21	$ 21
Ownership percentage			28.00%	28.00%
Variable Interest Entity, Primary Beneficiary
Debt and Equity Securities, FV-NI [Line Items]
Equity ownership percentage		70.00%
Assets		$ 154	$ 178	$ 164
Liabilities		$ 79	$ 82	$ 72
Variable Interest Entity, Primary Beneficiary | UL-CCIC Company Limited
Debt and Equity Securities, FV-NI [Line Items]
Equity ownership percentage			70.00%
Variable Interest Entity, Not Primary Beneficiary | UL-CCIC Company Limited | China Certification & Inspection Group
Debt and Equity Securities, FV-NI [Line Items]
Equity ownership percentage			30.00%